Equity - Stock options activity (Details) - $ / shares	12 Months Ended	24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding beginning	4,039,537
Granted		2,940,000
Exercised	(856,812)
Forfeited and expired	(555,630)
Outstanding ending	2,627,095	4,039,537
Exercisable	1,421,261
Weighted average exercise price
Outstanding beginning	$ 2.02
Exercised	0.74
Forfeited and expired	2.64
Outstanding ending	2.3	$ 2.02
Exercisable	2.38
Weighted average intrinsic value
Outstanding beginning	1
Exercised	1.7
Forfeited and expired	1.16
Outstanding ending	0.8	$ 1
Exercisable	$ 0.79